Paine Webber



           ---------------------------------------------------------------

           Retirement

           Money Fund



SEMIANNUAL REPORT





           DECEMBER 31, 1998

                                                               February 19, 1999
Dear Shareholder

We are pleased to present you with the semiannual report for the PaineWebber Retirement Money Fund for the six-month period ended December 31, 1998.

MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE] Money market mutual fund assets increased during the period as investors emphasized safety of principal in response to volatility in the financial markets. The Federal Reserve cut the Federal Funds rate by 0.25% in September, October and November, lowering it from 5.50% to 4.75%. At the same time, European central banks were cutting rates in preparation for the January 1, 1999 debut of the euro currency.

     Lower interest rates helped to calm the global financial markets, which had become unsettled after Russia's default in August. Money-market yields were lower across the short-term yield curve. Because inflation remained low, however, money-market yields stayed relatively strong on an inflation-adjusted basis and versus overseas short-term rates.

OUTLOOK

     The Federal Reserve is likely to maintain a steady monetary policy given strong U.S. economic growth and weak global growth. We expect the U.S. economy to grow more slowly in 1999, with inflation remaining low and no recession on the immediate horizon.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE] We remain slightly bullish on the fixed income markets over the six months ended December 31, 1998, expecting interest rates to hold steady or fall slightly. Since we did not expect major changes in rates, we kept the Portfolio's weighted average maturity slightly long, about 5-10 days above the averages of its peer group.

     The Fund's current yield for the seven-day period ended December 31, 1998 was 4.58%. Its weighted-average maturity was 57 days, and net assets totaled $4.9 billion as of December 31, 1998.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.


     For a Quarterly Review on any of the funds in the PaineWebber Family of Funds', please contact your Financial Advisor.




/S/ Margo Alexander        /s/ Dennis L. McCauley        /s/ Susan P. Ryan

MARGO ALEXANDER            DENNIS L. McCAULEY            SUSAN P. RYAN

President,                 Chief Investment Officer--    Portfolio Manager,
Mitchell Hutchins Asset    Fixed Income                  PaineWebber Retirement
Management Inc.            Mitchell Hutchins Asset       Money Fund
                           Management Inc.


     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended December 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.







1Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PaineWebber Retirement Money Fund
Statement of Net Assets                            December 31, 1998 (unaudited)

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates              Rates           Value
 ---------                            -------------------- ---------------  --------------
 U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS - 25.98%
 $ 43,000  Federal Farm Credit
            Bank...................   01/20/99 to 08/27/99 4.680 to 5.240%  $   42,336,297
   15,000  Federal Farm Credit
            Bank...................         01/01/99            5.260*          15,000,000
  201,225  Federal Home Loan Bank..   01/04/99 to 12/29/99 4.500 to 5.580      200,667,149
   51,000  Federal Home Loan Bank..   01/04/99 to 01/06/99 4.630 to 5.073*      50,998,447
  510,201  Federal Home Loan
            Mortgage Corporation...   01/04/99 to 11/24/99 4.760 to 5.200      507,586,394
  213,129  Federal National
            Mortgage Association...   02/01/99 to 10/19/99 4.690 to 5.650      210,560,053
   65,275  Student Loan Marketing
            Association............   02/22/99 to 10/29/99 4.900 to 5.450       65,278,251
  128,000  Student Loan Marketing
            Association............   01/04/99 to 01/05/99 4.670 to 5.588*     128,000,000
   45,000  United States Treasury
            Bills..................   10/14/99 to 12/09/99 3.850 to 4.180       43,395,528
                                                                            --------------
 Total U.S. Government and Agency
 Obligations (cost -
  $1,263,822,119)...................                                         1,263,822,119
                                                                            --------------
 BANK NOTES (DOMESTIC) - 3.51%
   18,000  FCC National Bank.......         01/07/99            5.700           17,999,915
   20,000  FCC National Bank.......         01/04/99            4.810*          19,998,598
   15,000  First National Bank of
            Chicago................         01/14/99            5.190           14,996,298
   40,000  KeyBank, N.A. ..........         01/04/99       4.670 to 4.800*      39,996,516
   43,000  NationsBank, N.A........   01/19/99 to 04/01/99 5.120 to 6.100       43,004,514
   35,000  PNC Bank, N.A. .........         01/04/99            4.790*          34,989,294
                                                                            --------------
 Total Bank Notes (cost -
  $170,985,135).....................                                           170,985,135
                                                                            --------------
 DEPOSITORY NOTES (YANKEE) - 0.53%
   25,800  Westpac Banking
            Corporation (cost -
             $25,844,585)..........   04/23/99 to 06/09/99      5.730           25,844,585
                                                                            --------------
 CERTIFICATES OF DEPOSIT - 12.70%
 Domestic - 2.35%
    4,150  Bankers Trust Company...         04/06/99            5.680            4,149,044
   20,000  Bankers Trust Company...         01/04/99            4.820*          19,994,061
   90,000  First Tennessee Bank
            N.A. ..................   01/11/99 to 01/28/99 5.220 to 5.500       90,000,000
                                                                            --------------
                                                                               114,143,105
                                                                            --------------
 Yankee - 10.35%
   20,000  Bank of Nova Scotia.....         01/19/99            5.460           20,000,000
   13,000  Bayerische Landesbank
            Girozentrale...........         07/23/99            5.650           12,993,762
   35,000  Credit Agricole
            Indosuez...............   04/16/99 to 05/19/99      5.750           35,018,604
   15,000  Den Danske Bank A/S.....         05/10/99            5.780           14,997,970
   35,000  Deutsche Bank AG........   03/02/99 to 04/23/99 5.650 to 5.720       34,997,055
   25,000  Lloyds Bank PLC.........         03/15/99            5.110           25,000,000
   60,000  National Bank of Canada.   03/05/99 to 07/20/99 5.680 to 5.760       59,986,452
   25,000  National Westminster
            Bank PLC...............         01/20/99            5.220           25,000,000
   29,000  Rabobank Nederland......   04/28/99 to 07/30/99 5.640 to 5.740       29,018,801
   70,500  Societe Generale........   01/13/99 to 07/14/99 5.580 to 5.765       70,493,658
   45,000  Societe Generale........         01/04/99       4.890 to 5.457*      44,990,887
   66,000  Svenska Handelsbanken...   02/23/99 to 05/14/99 5.540 to 5.820       65,999,619
   10,000  Swiss Bank Corporation..         04/29/99            5.810           10,002,401
   35,000  Toronto-Dominion Bank...   06/04/99 to 07/26/99 5.650 to 5.680       34,997,945
   20,000  Westpac Banking
            Corporation............         05/18/99            5.750           19,995,687
                                                                            --------------
                                                                               503,492,841
                                                                            --------------
 Total Certificates of Deposit
 (cost - $617,635,946)..............                                           617,635,946
                                                                            --------------

PaineWebber Retirement Money Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates           Value
 ---------                            -------------------- --------------  --------------
 COMMERCIAL PAPER@ - 46.70%
 Asset Backed-Finance - 2.07%
 $ 45,000  Beta Finance
            Incorporated...........   03/02/99 to 03/08/99 5.220 to 5.270% $   44,592,950
   56,550  CC (USA) Incorporated...   01/07/99 to 03/10/99 5.180 to 5.220      56,239,664
                                                                           --------------
                                                                              100,832,614
                                                                           --------------
 Asset Backed-Miscellaneous - 6.39%
   80,087  Enterprise Funding
            Corporation............   01/08/99 to 01/29/99 5.370 to 6.090      79,932,053
   63,615  Preferred Receivables
            Funding Corporation....   01/04/99 to 02/19/99 5.190 to 5.500      63,310,492
   48,755  Quincy Capital
            Corporation............   01/13/99 to 01/22/99 5.550 to 5.560      48,629,927
   39,519  Triple-A One Funding
            Corporation............         01/28/99           5.360           39,360,134
   80,000  Variable Funding Capital
            Corporation............   01/04/99 to 02/02/99 5.000 to 5.460      79,784,639
                                                                           --------------
                                                                              311,017,245
                                                                           --------------
 Auto & Truck - 5.42%
   25,000  BMW US Capital
            Corporation............         01/25/99           5.310           24,911,500
   20,000  Daimler-Benz North
            America Corporation....         01/22/99           5.070           19,940,850
   69,000  Ford Motor Credit
            Company................   01/08/99 to 02/18/99 5.060 to 5.240      68,765,069
  150,000  General Motors
            Acceptance Corporation.         01/04/99           5.200          149,935,000
                                                                           --------------
                                                                              263,552,419
                                                                           --------------
 Banking - 5.59%
   34,000  Bankers Trust
            Corporation............   01/15/99 to 04/05/99 5.458 to 5.530      33,648,799
   20,000  Banque et Caisse
            d'Epargne de L'Etat....         02/01/99           5.250           19,909,583
   85,000  BBL North America
            Incorporated...........   01/05/99 to 01/19/99 5.470 to 5.830      84,845,628
   25,000  Cregem North America
            Incorporated...........         03/15/99           5.040           24,744,500
   25,000  Morgan (J.P.) & Company
            Incorporated...........         03/22/99           5.200           24,711,111
   19,200  Nordbanken North America
            Incorporated...........         02/12/99           5.470           19,077,472
   40,000  SunTrust Banks
            Incorporated...........   01/06/99 to 01/27/99 5.200 to 6.050      39,922,660
   25,000  Unifunding Incorporated.         02/19/99           5.080           24,827,139
                                                                           --------------
                                                                              271,686,892
                                                                           --------------
 Broker-Dealer - 2.80%
    7,000  BT Alex Brown
            Incorporated...........         04/14/99           5.470            6,890,448
   30,000  Lehman Brothers Holdings
            Incorporated...........   01/12/99 to 02/18/99 5.520 to 5.530      29,892,533
   20,000  Lehman Brothers Holdings
            Incorporated...........         01/11/99           5.545*          20,001,006
   20,000  Merrill Lynch & Company
            Incorporated...........         04/30/99           5.470           19,638,372
   60,000  Morgan Stanley Dean
            Witter & Company.......   01/13/99 to 02/11/99 5.460 to 5.490      59,765,834
                                                                           --------------
                                                                              136,188,193
                                                                           --------------
 Business Services - 1.22%
   30,000  Block Financial
            Corporation............         01/19/99           5.170           29,922,450
   15,400  First Data Corporation..         01/05/99           5.350           15,390,845
   14,086  Xerox Capital...........         01/12/99           5.220           14,063,533
                                                                           --------------
                                                                               59,376,828
                                                                           --------------
 Consumer Products - 1.33%
   20,000  Clorox Company..........         01/20/99           5.150           19,945,639
   45,000  Fortune Brands
            Incorporated...........   01/13/99 to 01/22/99 5.100 to 5.300      44,890,292
                                                                           --------------
                                                                               64,835,931
                                                                           --------------
 Drugs, Health Care - 2.00%
   25,000  Bayer Corporation.......         01/04/99           5.050           24,989,479
   53,000  Glaxo Wellcome PLC......   03/03/99 to 03/09/99 5.050 to 5.060      52,514,645
   20,000  Johnson & Johnson.......         02/08/99           5.120           19,891,911
                                                                           --------------
                                                                               97,396,035
                                                                           --------------
 Electronics - 0.57%
   27,704  Vermont American
            Corporation............         01/08/99           5.200           27,675,988
                                                                           --------------

PaineWebber Retirement Money Fund

 Principal
  Amount                                    Maturity           Interest
   (000)                                      Dates             Rates          Value
 ---------                            --------------------- -------------- --------------
 COMMERCIAL PAPER@ - (concluded)
 Energy - 1.95%
 $ 15,000  Chevron USA
            Incorporated...........         01/12/99            5.250%     $   14,975,937
   20,000  Repsol International
            Finance B.V............         03/29/99            5.050          19,755,917
   60,000  Texaco Incorporated.....   01/11/99 to 01/21/99  5.120 to 5.200     59,870,667
                                                                           --------------
                                                                               94,602,521
                                                                           --------------
 Finance - Aircraft - 0.62%
   30,000  International Lease
            Finance Corporation....         01/15/99            5.200          29,939,333
                                                                           --------------
 Finance - Conduit - 0.51%
   25,000  Svenska Handelsbanken
            Incorporated...........         03/30/99            5.100          24,688,333
                                                                           --------------
 Finance - Consumer - 0.57%
   27,888  Transamerica Finance
            Corporation............   01/21/99 to 02/05/990     5.140          27,772,517
                                                                           --------------
 Finance - Diversified - 0.72%
   35,000  Associates Corporation
            of North America.......         01/12/99            5.320          34,943,106
                                                                           --------------
 Finance - Subsidiary - 1.84%
   25,000  Deutsche Bank Financial
            Incorporated...........         01/11/99            5.440          24,962,222
   65,000  National Australia
            Funding (DE)
            Incorporated...........   02/16/99 to 03/10/99  5.200 to 5.240     64,476,522
                                                                           --------------
                                                                               89,438,744
                                                                           --------------
 Food, Beverage & Tobacco - 1.92%
   48,500  Diageo Capital PLC......   01/08/99 to 02/03/99  5.130 to 5.330     48,361,749
   25,000  Heinz (H.J.) Company....         02/04/99            5.110          24,879,347
   20,000  Pepsico Incorporated....         01/19/99            5.150          19,948,500
                                                                           --------------
                                                                               93,189,596
                                                                           --------------
 Insurance - 3.20%
   33,100  General Re Corporation..         01/29/99            5.170          32,966,901
  123,000  Prudential Funding
            Corporation............   01/06/99 to 01/27/99  5.170 to 5.510    122,701,546
                                                                           --------------
                                                                              155,668,447
                                                                           --------------
 Machinery - 0.37%
   18,300  Caterpillar Financial
            Services Corporation...         01/19/99            5.100          18,253,335
                                                                           --------------
 Manufacturing - Diversified - 0.82%
   40,000  BTR Dunlop Finance
            Incorporated...........   01/11/99 to 02/11/99  5.200 to 5.280     39,829,944
                                                                           --------------
 Metals - 1.01%
   49,400  Rio Tinto America
            Incorporated...........   02/03/99 to 02/25/99  5.100 to 5.360     49,093,296
                                                                           --------------
 Printing & Publishing - 2.35%
   25,000  Gannett Company.........         01/12/99            5.200          24,960,278
   25,000  The McGraw-Hill
            Companies Incorporated.         03/31/99            5.000          24,690,972
   65,000  Reed Elsevier
            Incorporated...........   01/07/99 to 01/21/99  5.080 to 5.270     64,892,264
                                                                           --------------
                                                                              114,543,514
                                                                           --------------
 Telecommunications - 1.38%
   15,000  Ameritech Capital
            Funding Corporation....         01/06/99            5.170          14,989,229
   52,500  Lucent Technologies
            Incorporated...........   01/14/99 to 02/04/99  5.130 to 5.300     52,340,899
                                                                           --------------
                                                                               67,330,128
                                                                           --------------
 Utility-Electric - 2.05%
   80,000  Southern Company........   01/14/99 to 02/03/99  5.120 to 5.310     79,706,059
   20,000  Southern California
            Edison Company.........         01/06/99            5.180          19,985,611
                                                                           --------------
                                                                               99,691,670
                                                                           --------------
 Total Commercial Paper (cost -
  $2,271,546,629)...................                                        2,271,546,629
                                                                           --------------

PaineWebber Retirement Money Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates           Value
 ---------                            -------------------- --------------  --------------
 SHORT-TERM CORPORATE OBLIGATIONS -
  11.00%
 Asset Backed-Finance - 1.56%
 $ 58,000  Beta Finance
            Incorporated...........   01/15/99 to 07/15/99 5.560 to 5.770% $   58,000,000
   18,000  Beta Finance
            Incorporated...........         01/05/99           5.318*          18,000,000
                                                                           --------------
                                                                               76,000,000
                                                                           --------------
 Banking - 1.25%
   13,000  Banc One Corporation....         01/04/99           5.487*          12,995,212
   25,000  Bank of New York Company
            Incorporated...........         01/05/99           5.138*          25,000,000
    7,755  Bankers Trust
            Corporation............         07/30/99           6.625            7,790,962
   15,000  Bankers Trust
            Corporation............         02/19/99           5.379           14,999,799
                                                                           --------------
                                                                               60,785,973
                                                                           --------------
 Broker-Dealer - 6.38%
   15,000  Bear Stearns Companies
            Incorporated...........         04/26/99           5.800           15,000,000
  117,000  Bear Stearns Companies
            Incorporated...........   01/04/99 to 2/26/99  4.920 to 5.747*    117,010,745
    8,040  Lehman Brothers Holdings
            Incorporated...........         05/15/99           10.000           8,161,334
  113,000  Lehman Brothers Holdings
            Incorporated...........   01/04/99 to 01/26/99 4.970 to 5.751*    113,037,216
   16,000  Merrill Lynch & Company
            Incorporated...........         07/19/99           6.200           16,037,932
   20,000  Merrill Lynch & Company
            Incorporated...........         01/04/99           4.850*          20,000,000
   13,215  Morgan Stanley Dean
            Witter & Company.......         03/01/99           5.625           13,213,336
    8,000  Morgan Stanley Dean
            Witter & Company.......         01/20/99           5.677*           8,005,146
                                                                           --------------
                                                                              310,465,709
                                                                           --------------
 Computers - 0.72%
   10,000  IBM Credit Corporation..         07/07/99           5.680            9,996,465
   25,000  IBM Credit Corporation..   03/15/99 to 03/17/99     5.170*          25,000,000
                                                                           --------------
                                                                               34,996,465
                                                                           --------------
 Finance-Aircraft - 0.17%
    8,467  International Lease
            Finance Corporation....         04/30/99           6.700            8,488,212
                                                                           --------------
 Finance-Diversified - 0.46%
   22,000  Associates Corporation
            of North America.......   06/01/99 to 10/15/99 6.750 to 7.220      22,201,041
                                                                           --------------
 Insurance - 0.46%
   22,000  Prudential Funding
            Corporation............         01/05/99       5.196 to 5.258*     22,000,000
                                                                           --------------
 Total Short-Term Corporate
  Obligations (cost - $534,937,400).                                          534,937,400
                                                                           --------------
 REPURCHASE AGREEMENT - 0.28%
   13,667  Repurchase Agreement
            dated 12/31/98 with SG
            Cowen Securities
            Corporation,
            collateralized by
            $13,651,000 U.S.
            Treasury Notes, 5.625%
            due 04/30/00
            (value - $13,958,148);
            proceeds: $13,674,289
            (cost - $13,667,000)...         01/04/99           4.800           13,667,000
                                                                           --------------
 Total Investments (cost -
   $4,898,438,814 which approximates
  cost for federal income tax
  purposes) - 100.70%...............                                        4,898,438,814
 Liabilities in excess of other
  assets - (0.70)%..................                                         (34,112,497)
                                                                           --------------
 Net Assets (applicable to
  4,866,185,381 shares of Common
  Stock
  outstanding at $1.00 per share) -
   100.00%..........................                                       $4,864,326,317
                                                                           ==============

--------
 *Variable rate securities-maturity dates reflect earlier of reset dates or maturity dates. The interest rates shown are the current rates as of December 31, 1998.
 @Interest rates shown are discount rates at date of purchase.
MTNMedium Term Notes

                       Weighted Average Maturity--57 Days

                 See accompanying notes to financial statements

PaineWebber Retirement Money Fund
Statement of Operations __For the Six Months Ended December 31, 1998 (unaudited)

Investment Income:
Interest........................................................... $124,516,763
                                                                    ------------
Expenses:
Investment advisory and administration.............................    9,079,977
Transfer agency and related services fees..........................    3,686,039
Distribution fees..................................................    2,837,702
Reports and notices to shareholders................................      268,575
Custody and accounting.............................................      216,778
Federal and state registration.....................................       89,112
Insurance expense..................................................       65,479
Legal and audit....................................................       62,632
Directors' fees....................................................        5,250
Other expenses.....................................................          939
                                                                    ------------
                                                                      16,312,483
                                                                    ------------
Net investment income..............................................  108,204,280
Net realized gain from investment transactions.....................       54,773
                                                                    ------------
Net increase in net assets resulting from operations............... $108,259,053
                                                                    ============

Statement of Changes in Net Assets

                                                  For the Six
                                                 Months Ended       For the
                                               December 31, 1998   Year Ended
                                                  (unaudited)    June 30, 1998
                                               ----------------- --------------
From operations:
Net investment income........................   $  108,204,280   $  201,955,156
Net realized gains (losses) from investment
 transactions................................           54,773         (125,003)
                                                --------------   --------------
Net increase in net assets resulting from op-
 erations....................................      108,259,053      201,830,153
                                                --------------   --------------
Dividends to shareholders from:
Net investment income........................     (108,204,280)    (201,955,156)
                                                --------------   --------------
Net increase in net assets from capital stock
 transactions................................      673,253,166      268,390,274
                                                --------------   --------------
Net increase in net assets...................      673,307,939      268,265,271
Net assets:
Beginning of period..........................    4,191,018,378    3,922,753,107
                                                --------------   --------------
End of period................................   $4,864,326,317   $4,191,018,378
                                                ==============   ==============



                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)
Organization and Significant Accounting Policies
 PaineWebber RMA Money Fund, Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Ex-change Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a se-ries mutual fund with three funds: PaineWebber Retirement Money Fund (the "Fund"), PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Gov-ernment Portfolio. The financial statements of PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio are not included here-in.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.
 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Concentration of Risk
 The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.
Investment Adviser and Administrator
 The Corporation's board of directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and ad-ministrator of the Corporation and each of its series. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and admin-istration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          Annual
     Average Daily Net Assets                                              Rate
     ------------------------                                             ------
     Up to $1.0 billion.................................................. 0.50%
     In excess of $1.0 billion up to $1.5 billion........................ 0.44
     Over $1.5 billion................................................... 0.36

 At December 31, 1998, the Fund owed PaineWebber $1,631,435 in investment advi-sory and adminstration fees.
 Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-ad-ministrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Con-tract between PaineWebber and Mitchell Hutchins. In accordance with that con-tract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

Notes to Financial Statements (unaudited)
Distribution Plan
 PaineWebber is the distributor of the Fund's shares and the exclusive dealer for the sale of those shares. Under the plan of distribution, the Fund is au-thorized to pay PaineWebber a service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net as-sets. PaineWebber was compensated for its services under the plan at an annual rate of 0.125% of the Fund's average daily net assets. At December 31, 1998, the Fund owed PaineWebber $513,388 in distribution fees.
Transfer Agency and Related Service Fees
 PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Funds transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended December 31, 1998, PaineWebber received approximately 51% of the total transfer agency and related services fees collected by PFPC, Inc. from the Fund.
Other Liabilities
 At December 31, 1998, the amount payable for investments purchased and divi-dends payable aggregate $49,230,340, and $9,080,795, respectively.
Federal Tax Status
 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year sub-stantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.
 At June 30, 1998, the Fund had a net capital loss carryforward of $1,767,532 which is available as a reduction, to the extent provided in the regulations, of any future net capital gains realized before the end of fiscal year 2003. To the extent that the losses are used to offset future capital gains, it is prob-able that the gains so offset will not be distributed.
Capital Stock
 There are 20 billion shares of $0.001 par value common stock authorized. Transactions in common stock, at $1.00 per share, were as follows:

                                                 For the Six        For the
                                                Months Ended      Year Ended
                                              December 31, 1998  June 30, 1998
                                              ----------------- ---------------
     Shares sold.............................   8,735,542,936    16,116,961,408
     Shares repurchased......................  (8,167,015,388)  (16,046,156,107)
     Dividends reinvested....................     104,725,618       197,584,973
                                               --------------   ---------------
     Net increase............................     673,253,166       268,390,274
                                               ==============   ===============

PaineWebber Retirement Money Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                             For the Six
                            Months Ended                 For the Years Ended June 30,
                          December 31, 1998 --------------------------------------------------------------
                             (unaudited)       1998         1997         1996         1995         1994
                          ----------------- ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period....     $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                             ----------     ----------   ----------   ----------   ----------   ----------
Net investment income...          0.024          0.049        0.048        0.050        0.047        0.028
Dividends from net
 investment income......         (0.024)        (0.049)      (0.048)      (0.050)      (0.047)      (0.028)
                             ----------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of
 period.................     $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                             ==========     ==========   ==========   ==========   ==========   ==========
Total investment return
 (1)....................           2.43 %         5.03 %       4.89 %       5.13 %       4.83 %       2.75 %
                             ==========     ==========   ==========   ==========   ==========   ==========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........     $4,864,326     $4,191,018   $3,922,753   $3,500,508   $2,966,199   $2,450,235
Expenses to average net
 assets.................           0.72 %*        0.78 %       0.75 %       0.70 %       0.78 %       0.77 %
Net investment income to
 average net assets.....           4.77 %*        4.91 %       4.79 %       5.01 %       4.75 %       2.77 %

--------
 * Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

------------------------------------------------------------------
Directors

E. Garrett Bewkes, Jr.              Mary C. Farrell
Chairman
                                    Meyer Feldberg
Margo N. Alexander
                                    George W. Gowen
Richard Q. Armstrong
                                    Frederic V. Malek

Richard R. Burt                     Carl W. Schafer


Principal Officers

Margo N. Alexander                  Paul H. Schubert
President                           Vice President and Treasurer

Victoria E. Schonfeld               Dennis L. McCauley
Vice President                      Vice President

Dianne E. O'Donnell                 Susan P. Ryan
Vice President and Secretary        Vice President

Investment Adviser,
Administrator and Distributor

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

Sub-Adviser and Sub-Administrator

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019






The financial information herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

                                  PaineWebber
                       (c) 1999 PaineWebber Incorporated
                                  Member SIPC